Income Tax Expenses - Current and Deferred Income Taxes (Details)	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Income Tax Expenses
Current	$ 9,016,020	¥ 58,912,481	¥ 19,481,789	¥ 44,706,746
Deferred			1,755,197	(1,755,197)
Income tax expenses	$ 9,016,020	¥ 58,912,481	¥ 21,236,986	¥ 42,951,549